Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental cash flow disclosures
Supplemental cash flow disclosures
Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Interest paid	$88,208	$96,174	$114,996
Income taxes paid (refunded)	(62,042)	(66,994)	87,139

TDS:

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Common Shares withheld (1)	49,840	-	-
Special Common Shares withheld (1)	1,381	65,638	43,580

Aggregate value of Common Shares withheld	$1,102	$-	$-
Aggregate value of Special Common Shares withheld	$33	$1,537	$1,348

Cash receipts upon exercise of stock options	16	1,463	1,657
Cash disbursements for payment of taxes (2)	(1,135)	(1,431)	(1,348)
Net cash receipts from exercise of stock options and vesting of other stock awards	$(1,119)	$32	$309

U.S. Cellular:

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Common Shares withheld (1)	92,846	120,250	310,388

Aggregate value of Common Shares withheld	$3,604	$5,952	$13,527

Cash receipts upon exercise of stock options	900	5,447	3,574
Cash disbursements for payment of taxes (2)	(3,105)	(3,512)	(3,065)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$(2,205)	$1,935	$509

  Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.

  In certain situations, TDS and U.S. Cellular withhold shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. TDS and U.S. Cellular then pay the amount of the required tax withholdings to the taxing authorities in cash.